OPTIONS (Details Narrative) - USD ($)		6 Months Ended
	Jan. 26, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Stock options exercise purchase price		$ 20.0		$ 20.0	$ 30.0
Share-based compensation for services		$ 399,470
Mr Silong Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated fair value of options granted	$ 941,813
Share-based payment award, fair value assumptions, method used	Black-Scholes pricing model
Share price	$ 19.4
Share-based payment award, fair value assumptions, risk free interest rate	4.17%
Share-based payment award, fair value assumptions, expected term	5 years
Share-based payment award, fair value assumptions, exercise price	$ 1.00
Share-based payment award, fair value assumptions, expected volatility rate	128.80%
Share-based payment award, fair value assumptions, expected dividend payments
Mr Silong Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase	75,000
Stock options exercise purchase price	$ 20.0
Dr. Yunhao Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregated fair value of options granted	$ 94,181
Share-based payment award, fair value assumptions, method used	Black-Scholes pricing model
Share price	$ 19.4
Share-based payment award, fair value assumptions, risk free interest rate	4.17%
Share-based payment award, fair value assumptions, expected term	10 years
Share-based payment award, fair value assumptions, exercise price	$ 20.0
Share-based payment award, fair value assumptions, expected volatility rate	128.80%
Share-based payment award, fair value assumptions, expected dividend payments
Number of options vested	2,500
Dr. Yunhao Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase	7,500
Stock options exercise purchase price	$ 20.0